Distribution Date:	09/17/26	JPMDB Commercial Mortgage Securities Trust 2016-C2
Determination Date:	09/11/26
Next Distribution Date:	10/19/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Attention: Executive Vice President – Division Head		NoticeAdmin@pnc.com
Mortgage Loan Detail (Part 1)	13		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	15
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590LAQ5	1.422500%	23,342,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590LAR3	2.661900%	160,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A	46590LAS1	2.881300%	120,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3B	46590LAA0	2.881300%	50,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590LAT9	3.143900%	222,981,000.00	52,937,137.62	506,704.83	138,690.89	0.00	0.00	645,395.72	52,430,432.79	82.03%	30.00%
A-SB	46590LAU6	2.954200%	48,243,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46590LAX0	3.483600%	75,888,000.00	75,888,000.00	0.00	220,944.05	0.00	0.00	220,944.05	75,888,000.00	56.02%	21.50%
B	46590LAY8	3.990100%	44,639,000.00	44,639,000.00	0.00	42,525.75	0.00	0.00	42,525.75	44,639,000.00	40.72%	16.50%
C	46590LAZ5	3.425822%	36,828,000.00	36,828,000.00	0.00	0.00	0.00	0.00	0.00	36,828,000.00	28.10%	12.38%
D	46590LAE2	3.425822%	43,524,000.00	43,524,000.00	0.00	0.00	0.00	0.00	0.00	43,524,000.00	13.18%	7.50%
E	46590LAG7	4.675822%	17,856,000.00	17,856,000.00	0.00	0.00	0.00	0.00	0.00	17,856,000.00	7.06%	5.50%
F	46590LAJ1	4.675822%	12,276,000.00	12,276,000.00	0.00	0.00	0.00	0.00	0.00	12,276,000.00	2.85%	4.13%
NR	46590LAL6	4.675822%	36,828,383.00	8,313,021.64	0.00	0.00	0.00	0.00	0.00	8,313,021.64	0.00%	0.00%
R	46590LAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			892,799,383.00	292,261,159.26	506,704.83	402,160.69	0.00	0.00	908,865.52	291,754,454.43

X-A	46590LAV4	1.331813%	700,848,000.00	128,825,137.62	0.00	142,975.78	0.00	0.00	142,975.78	128,318,432.79
X-B	46590LAW2	0.685722%	44,639,000.00	44,639,000.00	0.00	25,508.30	0.00	0.00	25,508.30	44,639,000.00
X-C	46590LAC6	1.250000%	80,352,000.00	80,352,000.00	0.00	83,700.00	0.00	0.00	83,700.00	80,352,000.00
Notional SubTotal			825,839,000.00	253,816,137.62	0.00	252,184.08	0.00	0.00	252,184.08	253,309,432.79

Deal Distribution Total					506,704.83	654,344.77	0.00	0.00	1,161,049.60

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590LAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590LAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A	46590LAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3B	46590LAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590LAT9	237.40649481	2.27241258	0.62198524	0.00000000	0.00000000	0.00000000	0.00000000	2.89439782	235.13408223
A-SB	46590LAU6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46590LAX0	1,000.00000000	0.00000000	2.91144911	(0.00844916)	0.00000000	0.00000000	0.00000000	2.91144911	1,000.00000000
B	46590LAY8	1,000.00000000	0.00000000	0.95265911	2.37242434	14.30826811	0.00000000	0.00000000	0.95265911	1,000.00000000
C	46590LAZ5	1,000.00000000	0.00000000	0.00000000	2.85485174	20.16008933	0.00000000	0.00000000	0.00000000	1,000.00000000
D	46590LAE2	1,000.00000000	0.00000000	0.00000000	2.85485181	25.48199109	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46590LAG7	1,000.00000000	0.00000000	0.00000000	3.89651826	43.57476030	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590LAJ1	1,000.00000000	0.00000000	0.00000000	3.89651841	43.57476051	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590LAL6	225.72323200	0.00000000	0.00000000	0.87953468	180.02013664	0.00000000	0.00000000	0.00000000	225.72323200
R	46590LAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590LAV4	183.81323428	0.00000000	0.20400398	0.00000000	0.00000000	0.00000000	0.00000000	0.20400398	183.09024609
X-B	46590LAW2	1,000.00000000	0.00000000	0.57143529	0.00000000	0.00000000	0.00000000	0.00000000	0.57143529	1,000.00000000
X-C	46590LAC6	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/26 - 08/30/26	30	0.00	138,690.89	0.00	138,690.89	0.00	0.00	0.00	138,690.89	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/26 - 08/30/26	30	0.00	142,975.78	0.00	142,975.78	0.00	0.00	0.00	142,975.78	0.00
X-B	08/01/26 - 08/30/26	30	0.00	25,508.30	0.00	25,508.30	0.00	0.00	0.00	25,508.30	0.00
X-C	08/01/26 - 08/30/26	30	0.00	83,700.00	0.00	83,700.00	0.00	0.00	0.00	83,700.00	0.00
A-S	08/01/26 - 08/30/26	30	639.33	220,302.86	0.00	220,302.86	(641.19)	0.00	0.00	220,944.05	0.00
B	08/01/26 - 08/30/26	30	531,038.38	148,428.39	0.00	148,428.39	105,902.65	0.00	0.00	42,525.75	638,706.78
C	08/01/26 - 08/30/26	30	635,503.02	105,138.48	0.00	105,138.48	105,138.48	0.00	0.00	0.00	742,455.77
D	08/01/26 - 08/30/26	30	982,020.09	124,254.57	0.00	124,254.57	124,254.57	0.00	0.00	0.00	1,109,078.18
E	08/01/26 - 08/30/26	30	705,744.74	69,576.23	0.00	69,576.23	69,576.23	0.00	0.00	0.00	778,070.92
F	08/01/26 - 08/30/26	30	485,199.51	47,833.66	0.00	47,833.66	47,833.66	0.00	0.00	0.00	534,923.76
NR	08/01/26 - 08/30/26	30	6,571,851.36	32,391.84	0.00	32,391.84	32,391.84	0.00	0.00	0.00	6,629,850.54
Totals			9,911,996.43	1,138,801.00	0.00	1,138,801.00	484,456.24	0.00	0.00	654,344.77	10,433,085.95

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	1,161,049.60
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,148,832.00	Master Servicing Fee	847.95
Interest Reductions due to Nonrecoverability Determination	(471,741.62)	Certificate Administrator Fee	1,483.73
Interest Adjustments	(6,026.59)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	21.47
ARD Interest	0.00	Operating Advisor Fee	667.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	294.31
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	671,063.79	Total Fees	3,525.39

Principal		Expenses/Reimbursements
Scheduled Principal	160,648.79	Reimbursement for Interest on Advances	4,707.84
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,485.80
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	346,056.04	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	506,704.83	Total Expenses/Reimbursements	13,193.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	654,344.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	506,704.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,161,049.60
Total Funds Collected	1,177,768.62	Total Funds Distributed	1,177,768.63

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	292,261,159.26	292,261,159.26	Beginning Certificate Balance	292,261,159.26
(-) Scheduled Principal Collections	160,648.79	160,648.79	(-) Principal Distributions	506,704.83
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	346,056.04	346,056.04	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	291,754,454.43	291,754,454.43	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	297,394,267.88	297,394,267.88	Ending Certificate Balance	291,754,454.43
Ending Actual Collateral Balance	296,482,623.57	296,482,623.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	19,697,448.85	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	19,697,448.85	0.00	Net WAC Rate	4.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,957,708.37	1.36%	116	5.1500	NAP	Defeased	1	3,957,708.37	1.36%	116	5.1500	NAP
	9,999,999 or less	1	9,891,502.97	3.39%	(7)	4.2290	2.518355	1.44 or less	4	127,379,921.79	43.66%	(6)	4.8938	0.715080
10,000,000 to 19,999,999		1	18,027,425.94	6.18%	(7)	4.9000	0.554400	1.45 to 1.59	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.74	1	83,333,333.00	28.56%	(4)	4.2000	1.747500
25,000,000 to 49,999,999		5	176,544,484.15	60.51%	(6)	4.7092	1.221075	1.75 to 1.89	1	27,625,976.83	9.47%	(5)	4.6700	1.850000
	50,000,000 or greater	1	83,333,333.00	28.56%	(4)	4.2000	1.747500	1.90 to 2.04	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	291,754,454.43	100.00%	(4)	4.5652	1.375724	2.05 to 2.19	1	39,566,011.47	13.56%	(7)	4.2290	2.107200
								2.20 or greater	1	9,891,502.97	3.39%	(7)	4.2290	2.518355
								Totals	9	291,754,454.43	100.00%	(4)	4.5652	1.375724
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	3,957,708.37	1.36%	116	5.1500	NAP
							Defeased	1	3,957,708.37	1.36%	116	5.1500	NAP
Maryland	1	55,251,953.66	18.94%	(5)	4.6700	1.299900
							Lodging	1	37,969,839.09	13.01%	(7)	5.3060	0.131100
New Jersey	1	83,333,333.00	28.56%	(4)	4.2000	1.747500
							Multi-Family	1	18,027,425.94	6.18%	(7)	4.9000	0.554400
Pennsylvania	1	43,756,679.93	15.00%	(4)	4.6750	0.918800
							Office	2	99,008,633.59	33.94%	(5)	4.6722	1.131474
Texas	2	55,997,265.03	19.19%	(7)	5.1753	0.267375
							Retail	2	132,790,847.34	45.51%	(5)	4.2108	1.881469
Virginia	1	49,457,514.34	16.95%	(7)	4.2290	2.107200
							Totals	7	291,754,454.43	100.00%	(4)	4.5652	1.375724
Totals	7	291,754,454.43	100.00%	(4)	4.5652	1.375724

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,957,708.37	1.36%	116	5.1500	NAP	Defeased	1	3,957,708.37	1.36%	116	5.1500	NAP
	3.99999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	3	132,790,847.44	45.51%	(5)	4.2108	1.912096	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.94999%	4	117,036,059.53	40.11%	(5)	4.7073	1.172434	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.95000% or greater	1	37,969,839.09	13.01%	(7)	5.3060	0.131100	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	291,754,454.43	100.00%	(4)	4.5652	1.375724	49 months or greater	8	287,796,746.06	98.64%	(5)	4.5572	1.376332
								Totals	9	291,754,454.43	100.00%	(4)	4.5652	1.375724
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	287,796,746.06	98.64%	(5)	4.5572	1.376332	Interest Only	3	132,790,847.44	45.51%	(5)	4.2108	1.912096
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	5	155,005,898.62	53.13%	(5)	4.8540	0.917352
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 298 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	287,796,746.06	98.64%	(5)	4.5572	1.376332	299 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	287,796,746.06	98.64%	(5)	4.5572	1.376332
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,957,708.37	1.36%	116	5.1500	NAP	Defeased	1	3,957,708.37	1.36%	116	5.1500	NAP
Underwriter's Information		2	37,517,479.80	12.86%	(6)	4.5537	2.026212	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	4	194,282,001.23	66.59%	(5)	4.3797	1.570465	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	55,997,265.03	19.19%	(7)	5.1753	0.267375	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	3,957,708.37	1.36%	116	5.1500	1.331560
	Totals	9	291,754,454.43	100.00%	(4)	4.5652	1.375724
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305931001	RT	Lawrenceville	NJ	Actual/360	4.200%	301,388.89	0.00	0.00	N/A	05/01/26	--	83,333,333.00	83,333,333.00	09/01/26
3	305931003	OF	Baltimore	MD	Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	27,625,976.83	27,625,976.83	03/06/26
3A	305931031				Actual/360	4.670%	0.00	0.00	0.00	N/A	04/06/26	--	27,625,976.83	27,625,976.83	03/06/26
5	656100514	RT	Williamsburg	VA	Actual/360	4.229%	140,490.97	327,850.33	276,844.88	N/A	02/06/26	02/06/29	39,893,861.80	39,566,011.47	09/06/26
5A	656100517				Actual/360	4.229%	35,081.24	81,962.51	69,211.16	N/A	02/06/26	02/06/29	9,973,465.48	9,891,502.97	09/06/26
6	305931006	OF	Philadelphia	PA	Actual/360	4.675%	176,440.01	71,785.38	0.00	N/A	05/01/26	--	43,828,465.31	43,756,679.93	08/01/26
8	305931008	LO	Houston	TX	Actual/360	5.306%	0.00	0.00	0.00	N/A	02/01/26	--	37,969,839.09	37,969,839.09	10/01/20
19	305931019	MF	Kingsville	TX	Actual/360	4.900%	0.00	0.00	0.00	N/A	02/01/26	--	18,027,425.94	18,027,425.94	03/01/24
29	305931029	SS	Monterey	CA	Actual/360	5.150%	17,662.68	25,106.61	0.00	N/A	05/06/36	--	3,982,814.98	3,957,708.37	09/06/26
Totals							671,063.79	506,704.83	346,056.04				292,261,159.26	291,754,454.43
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,803,908.31	0.00	--	--	08/11/21	0.00	0.00	0.00	0.00	0.00	0.00
3	5,985,808.00	0.00	--	--	01/14/26	9,325,522.39	147,435.34	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	01/14/26	9,325,522.39	147,435.34	0.00	0.00	0.00	0.00
5	17,863,921.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,099,832.16	1,008,706.00	01/01/26	03/31/26	--	0.00	0.00	238,635.26	238,635.26	0.00	0.00
8	969,632.00	933,015.34	04/01/24	03/31/25	05/12/26	23,144,649.86	3,316,835.94	0.00	0.00	0.00	0.00
19	592,554.00	451,457.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	43,315,655.47	2,393,178.84				41,795,694.64	3,611,706.62	238,635.26	238,635.26	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/26	0	0.00	0	0.00	0	0.00	1	43,756,679.93	0	0.00	0	0.00	0	0.00	0	0.00	4.565241%	4.345097%	(4)
08/17/26	0	0.00	0	0.00	0	0.00	1	43,828,465.31	0	0.00	0	0.00	0	0.00	0	0.00	4.564847%	4.344999%	(3)
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.564851%	4.345053%	(2)
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	19,516,586.65	4.564851%	4.302384%	(1)
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600770%	4.338078%	0
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.636893%	4.500573%	1
03/17/26	0	0.00	0	0.00	2	55,251,953.66	0	0.00	0	0.00	2	50,000,000.00	0	0.00	1	30,471,826.77	4.640101%	4.511993%	2
02/18/26	0	0.00	0	0.00	2	55,251,953.66	0	0.00	0	0.00	0	0.00	0	0.00	1	6,717,225.08	4.685594%	4.577210%	3
01/16/26	0	0.00	0	0.00	4	111,377,301.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.590201%	4.493549%	4
12/17/25	0	0.00	0	0.00	4	111,504,864.11	0	0.00	0	0.00	0	0.00	0	0.00	3	84,926,378.00	4.590521%	4.493895%	5
11/18/25	0	0.00	0	0.00	4	111,641,541.07	0	0.00	0	0.00	0	0.00	0	0.00	1	28,382,966.18	4.629004%	4.564476%	5
10/20/25	0	0.00	0	0.00	4	111,768,028.63	1	0.00	0	0.00	0	0.00	0	0.00	1	21,182,087.32	4.629013%	4.566664%	6
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	305931003	03/06/26	5	5	0.00	0.00	217.00	27,571,269.66	05/19/25	13
3A	305931031	03/06/26	5	5	0.00	0.00	0.00	27,571,269.66	05/19/25	13
6	305931006	08/01/26	0	5	238,635.26	238,635.26	745.24	43,828,465.31	05/04/26	13		07/21/26
8	305931008	10/01/20	70	5	0.00	0.00	3,182.50	41,819,010.21	06/11/20	13
19	305931019	03/01/24	29	5	0.00	0.00	9,788.54	18,944,053.24	10/31/22	13
Totals					238,635.26	238,635.26	13,933.28	159,734,068.08
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		238,339,232	83,333,333	111,249,219		43,756,680
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		49,457,514	49,457,514	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		3,957,708	3,957,708	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-26	291,754,454	180,505,236	0	0	111,249,219	0
Aug-26	292,261,159	181,011,941	0	0	111,249,219	0
Jul-26	292,421,178	181,171,959	0	0	111,249,219	0
Jun-26	292,592,684	181,343,465	0	0	111,249,219	0
May-26	312,247,990	54,058,044	0	0	258,189,946	0
Apr-26	379,825,449	248,970,960	0	0	130,854,488	0
Mar-26	385,629,893	216,378,475	0	0	169,251,418	0
Feb-26	446,559,042	285,309,823	0	0	161,249,219	0
Jan-26	513,875,460	402,498,158	0	0	111,377,302	0
Dec-25	514,472,153	402,967,288	0	0	111,504,864	0
Nov-25	600,200,859	488,559,318	0	0	111,641,541	0
Oct-25	629,378,849	517,610,820	0	0	111,768,029	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	305931001	83,333,333.00	83,333,333.00	168,000,000.00	02/11/21	11,162,703.31	1.74750	12/31/25	05/01/26	I/O
3	305931003	27,625,976.83	27,571,269.66	31,500,000.00	08/13/25	4,837,262.00	1.29990	12/31/25	04/06/26	235
3A	305931031	27,625,976.83	27,571,269.66	31,500,000.00	08/13/25	13,800,262.00	1.85000	05/06/16	04/06/26	235
6	305931006	43,756,679.93	43,828,465.31	61,000,000.00	08/12/26	982,576.00	0.91880	03/31/26	05/01/26	235
8	305931008	37,969,839.09	41,819,010.21	37,300,000.00	04/21/25	392,304.70	0.13110	03/31/25	02/01/26	232
19	305931019	18,027,425.94	18,944,053.24	22,900,000.00	10/09/25	388,457.50	0.55440	06/30/25	02/01/26	232
Totals		238,339,231.62	243,067,401.08	352,200,000.00		31,563,565.51

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	305931001	RT	NJ	05/08/26	1

Quaker Bridge Mall is an approximately 1.1 million square foot, super-regional mall located in Lawrenceville, New Jersey. Approximately 357,221 square feet of the Quaker Bridge Mall serves as collateral for the Quaker Bridge Mall Whole Loan.

Quake r Bridge Mall was originally built in 1976 and was renovated in 2013. Borrower was unable to secure a refinance loan upon maturity on 5/1/2026. As a result, the loan was transferred to special servicing effective 5/8/2026. Special

	servicer has retained counsel and initiated discussions with the Borrower. As of YE2025, occupancy was 72% and DSCR was 1.44x / 1.36x.

3	305931003	OF	MD	05/19/25	13

09/04/26: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan was split into six (6) separate notes with the A-1 and A-4 assigned to JPM 2016-C2 (lead securitization) and the A-2, A-3, A-5 and A-6 being contributed to JPM 2016-JP2. Loan is secured by a 28-story, 662,708 sf office building and 8-level parking garage in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 67.44% nrsf) vacated in April

2025. Borrower advised that it would not fund the shortfall and wished to have a receiver appointed and complete a friendly foreclosure. Legal counsel has been engaged. An Order Appointing Receiver was entered on 02/27/26. SS is in the

	process of selecting a broker to begin marketing the property for sale.

3A	305931031	Various	Various	05/19/25	13

09/04/26: Loan transferred to special servicing on 05/08/25 for imminent monetary default. Loan was split into six (6) separate notes with the A-1 and A-4 assigned to JPM 2016-C2 (lead securitization) and the A-2, A-3, A-5 and A-6 being contributed to JPM 2016-JP2. Loan is secured by a 28-story, 662,708 sf office building and 8-level parking garage in the central business district of Baltimore, MD. The largest tenant, T Rowe Price (446,901 sf, 67.44% nrsf) vacated in April

2025. Borrower advised that it would not fund the shortfall and wished to have a receiver appointed and complete a friendly foreclosure. Legal counsel has been engaged. An Order Appointing Receiver was entered on 02/27/26. SS is in the

	process of selecting a broker to begin marketing the property for sale.

6	305931006	OF	PA	05/04/26	13

09/03/2026-The Loan matured on 5/8/2026. Cash management is in place, and Lender is collecting rents. Borrower stated that they are unable to pay the loan off without a substantial DPO, and are unwilling to spend any additional capital for leasing, operations or CapEx. Borrower offered to enter into Lender's choice of a Deed-in-Lieu or Foreclosure/Receivership with unacceptable demands made by Borrower. Lender filed a Foreclosure action on 7/20/2026 and filed a subsequent Motion for appointment of receiver. Borrower filed a response to Lender's motion objecting to the appointment of a receiver. Lender will decide whether to pursue taking title through foreclosure, or pursuing a disposition by

Receiver Sale if successful in getting a receiver appointed. Cash flow is no longer sufficient to cover OpEx , Taxes, Insurance, pay accruing assumed monthly payments, and cover Borrower committed TIs and LCs.

8	305931008	LO	TX	06/11/20	13

09/04/26 - Loan transferred to special servicing 06/11/20 following servicer's receipt of imminent default notice from borrower. Special Servicer is working with the receiver to monitor market conditions and address immediate capital needs before moving forward with a receivership sale. As of 03/31/26, the property has YTD occupancy, ADR, and RevPAR of 90.4%, $123.50, and $111.61, respectively, with penetration levels of 133.3%, 87.4%, and 116.5%, respectively. Updated

	BOVs were received. Broker was engaged to market the property for sale. Call for offers was 07/10 with best and finals received on 07/21. A buyer has been selected - approval pending.

19	305931019	MF	TX	10/31/22	13

09/04/26 - Loan transferred to Special Servicing on 10/31/22 due to Imminent Monetary Default. The property is a 198-unit (504 beds) 3-story student housing complex. The property was suffering from lower occupancy due to declining enrollment at Texas A&M-Kingsville and higher than expected non-controllable operating expenses. A receiver was appointed on 08/17/23 to manage and stabilize the property. As of 09/03/26, the property was 91.67% occupied for the

2026/2027 school year. Updated B OV s have been received. Broker was engaged to market the property for sale. Call for offers was 08/04/26 and best and finals were received on 08/28/26. In the process of reviewing offers and

	determining next steps.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	656100514	0.00	4.22900%	0.00	4.22900%	8	01/30/26	02/06/26	--
5A	656100517	0.00	4.22900%	0.00	4.22900%	8	01/30/26	02/06/26	--
7	656100493	8,000,000.00	4.96000%	8,000,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7A	656120483	10,400,000.00	4.96000%	10,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
7B	656100484	26,400,000.00	4.96000%	26,400,000.00	4.96000%	9	08/03/20	05/06/20	11/12/20
14	305811001	30,000,000.00	3.68669%	30,000,000.00	3.68669%	10	06/19/20	04/09/20	10/13/20
14	305811001	0.00	3.68669%	0.00	3.68669%	10	02/26/21	04/09/20	10/13/20
26	305931026	7,617,607.45	4.95000%	7,605,661.27	4.95000%	10	06/06/20	06/06/20	07/13/20
Totals		82,417,607.45		82,405,661.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	305931013	11/18/25	28,428,390.81	41,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
14	305811001	10/20/25	30,000,000.00	191,000,000.00	23,654,025.93	2,471,938.61	23,654,025.93	21,182,087.32	8,817,912.68	0.00	0.00	8,817,912.68	29.39%
18	656120509	05/15/26	19,730,209.70	32,430,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
21	305931021	06/17/26	11,594,714.74	14,000,000.00	12,245,948.35	651,233.61	12,245,948.35	11,594,714.74	0.00	0.00	0.00	0.00	0.00%
24	305931024	06/17/26	7,964,915.51	12,600,000.00	8,617,206.84	652,291.33	8,617,206.84	7,964,915.51	0.00	0.00	0.00	0.00	0.00%
27	305931027	03/17/23	7,061,717.90	7,075,000.00	8,280,710.96	1,218,993.06	8,280,710.96	7,061,717.90	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			104,779,948.66	298,205,000.00	52,797,892.08	4,994,456.61	52,797,892.08	47,803,435.47	8,817,912.68	0.00	0.00	8,817,912.68

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
13	305931013	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	305811001	10/20/25	0.00	0.00	8,817,912.68	0.00	0.00	8,817,912.68	0.00	0.00	8,817,912.68
18	656120509	05/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	305931021	06/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	305931024	06/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	305931027	03/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	8,817,912.68	0.00	0.00	8,817,912.68	0.00	0.00	8,817,912.68

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	17,939.81	0.00	0.00	0.00	0.00	0.00	382.99	0.00	0.00	0.00
3	0.00	0.00	6,023.91	0.00	0.00	0.00	0.00	111,094.80	0.00	0.00	0.00	0.00
3A	0.00	0.00	6,023.91	0.00	0.00	0.00	0.00	111,094.80	0.00	0.00	0.00	0.00
5	0.00	0.00	(34,131.97)	0.00	0.00	0.00	0.00	0.00	2,483.81	0.00	0.00	0.00
5A	0.00	0.00	(8,532.99)	0.00	0.00	0.00	0.00	0.00	737.77	0.00	0.00	0.00
6	0.00	0.00	9,435.29	0.00	0.00	0.00	0.00	0.00	1,095.53	0.00	0.00	0.00
8	0.00	0.00	7,911.30	0.00	0.00	0.00	0.00	173,486.30	7.74	0.00	0.00	0.00
19	0.00	0.00	3,816.54	0.00	0.00	0.00	0.00	76,065.72	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,485.80	0.00	0.00	0.00	0.00	471,741.62	4,707.84	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		484,935.26

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25